January 28, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Horizon Funds (the "Trust")
File No. 33-56443

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Statement of Additional Information with respect to the above-referenced Trust does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.